Convertible Notes (Details) - Convertible Senior Notes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 17, 2021
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 200,000	$ 200,000	$ 200,000
Unamortized issuance costs	(3,169)	(4,263)
Net carrying amount	$ 196,831	$ 195,737